FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Summary of Currency Risk (Details) - US dollar - Currency risk - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Impact on income statement (Loss)/gain	£ 0	£ (3)
Impact on equity Gain/(loss)	£ 87	£ 93